Condensed Consolidated Statements of Changes in Stockholders' Equity [Unaudited] - USD ($) $ in Thousands	Series C Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unallocated Employee Stock Ownership Plan [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2012	$ 8,964	$ 9,901	$ 9,819	$ (7)	$ (368)	$ 1,128	$ 29,437
Net income			1,135				1,135
Other comprehensive						(2,783)	(2,783)
Preferred stock dividend-SBLF			(94)				(94)
Preferred stock amortization (accretion)	12		(12)
Stock based compensation					156		156
Dividends declared common stock			(501)				(501)
Restricted stock awards		234			(234)
Common stock issued		39					39
Balance at Dec. 31, 2013	8,976	10,136	10,347	(7)	(401)	(1,655)	27,396
Net income			193				193
Other comprehensive						1,406	1,406
Preferred stock dividend-SBLF			(45)				(45)
Preferred stock amortization (accretion)	6		(6)
Stock based compensation					80		80
Dividends declared common stock			(252)				(252)
Common stock issued		19					19
Balance at Jun. 30, 2014	8,982	10,155	10,237	(7)	(321)	(249)	28,797
Balance at Dec. 31, 2013	8,976	10,136	10,347	(7)	(401)	(1,655)	27,396
Net income			805				805
Other comprehensive						1,677	1,677
Preferred stock dividend-SBLF			(90)				(90)
Preferred stock amortization (accretion)	12		(12)
Stock based compensation					145		145
Dividends declared common stock			(501)				(501)
Restricted stock awards		41			(41)
Common stock issued		39					39
Balance at Dec. 31, 2014	8,988	10,127	10,549	(7)	(207)	22	29,472
Net income			693				693
Other comprehensive						(236)	(236)
Preferred stock dividend-SBLF			(54)				(54)
Preferred stock amortization (accretion)	6		(6)
Stock based compensation					62		62
Dividends declared common stock			(249)				(249)
Restricted stock awards		177			(177)
Common stock issued		20					20
Balance at Jun. 30, 2015	$ 8,994	$ 10,324	$ 10,933	$ (7)	$ (322)	$ (214)	$ 29,708